Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries, fees and short-term benefits	$ 595	$ 662	$ 771
Share-based payments	38	50	230
Total	$ 633	$ 712	$ 1,001